Loans	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans
3.	LOANS

A summary of loans follows:

	December 31,
	2013	2012
	(Dollars in thousands)
Real estate loans:
Residential real estate:
One- to four-family	$454,148	$443,228
Multi-family	288,172	178,948
Home equity lines of credit	54,499	60,907
Commercial real estate	1,032,408	795,642
Construction	208,799	173,255

Total real estate loans	2,038,026	1,651,980
Commercial business loans	247,005	147,814
Consumer	7,225	7,143

Total loans	2,292,256	1,806,937
Allowance for loan losses	(25,335)	(20,504)
Net deferred loan origination fees	(1,521)	(94)

Loans, net	$2,265,400	$1,786,339

The Company has transferred a portion of its originated commercial real estate loans to participating lenders. The amounts transferred have been accounted for as sales and are therefore not included in the Company’s accompanying balance sheets. The Company and participating lenders share ratably in any gains or losses that may result from a borrower’s lack of compliance with contractual terms of the loan. The Company continues to service the loans on behalf of the participating lenders and, as such, collects cash payments from the borrowers, remits payments to participating lenders and disburses required escrow funds to relevant parties. At December 31, 2013 and 2012, the Company was servicing loans for participants aggregating $62.8 million and $41.1 million, respectively.

As a result of the Mt. Washington Co-operative Bank acquisition in January 2010, the Company acquired loans at fair value of $345.3 million. Included in this amount was $27.7 million of loans with evidence of deterioration of credit quality since origination for which it was probable, at the time of the acquisition, that the Company would be unable to collect all contractually required payments receivable. The Company’s evaluation of loans with evidence of credit deterioration as of the acquisition date resulted in a nonaccretable discount of $7.6 million, which is defined as the loan’s contractually required payments receivable in excess of the amount of its cash flows expected to be collected. The Company considered factors such as payment history, collateral values, and accrual status when determining whether there was evidence of deterioration of the loan’s credit quality at the acquisition date.

The following is a summary of the outstanding balance of the acquired loans with evidence of credit deterioration:

	December 31,
	2013	2012
	(In thousands)
Real estate loans:
Residential real estate:
One- to four-family	$6,494	$7,581
Multi-family	846	1,280
Home equity lines of credit	509	568
Commercial real estate	720	1,646

Total real estate loans	8,569	11,075
Commercial business loans	78	78
Consumer	4	4

Outstanding principal balance	8,651	11,157
Discount	(2,215)	(2,595)

Carrying amount	$6,436	$8,562

A rollforward of accretable yield follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Beginning balance	$1,047	$1,181	$—
Reclassification from nonaccretable discount	332	—	1,188
Accretion	(37)	(44)	(7)
Disposals	(161)	(90)	—

Ending balance	$1,181	$1,047	$1,181

An analysis of the allowance for loan losses and related information follows:

			Home
	One- to	Multi-	equity lines	Commercial		Commercial
	four-family	family	of credit	real estate	Construction	business	Consumer	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance at December 31, 2010	$1,130	$1,038	$227	$5,238	$2,042	$448	$32	$—	$10,155
Provision (credit) for loan losses	795	280	136	1,875	(240)	685	132	—	3,663
Charge-offs	(192)	—	(123)	(150)	(869)	(72)	(96)	—	(1,502)
Recoveries	128	43	5	17	497	—	47	—	737

Balance at December 31, 2011	1,861	1,361	245	6,980	1,430	1,061	115	—	13,053
Provision for loan losses	919	114	33	3,917	2,382	1,102	114	—	8,581
Charge-offs	(599)	(72)	(52)	(719)	(398)	—	(164)	—	(2,004)
Recoveries	326	28	—	227	242	11	40	—	874

Balance at December 31, 2012	2,507	1,431	226	10,405	3,656	2,174	105	—	20,504
Provision (credit) for loan losses	(217)	1,084	(71)	2,426	1,525	1,523	200	—	6,470
Charge-offs	(531)	(96)	—	—	(1,362)	(288)	(283)	—	(2,560)
Recoveries	232	—	—	—	555	24	110	—	921

Balance at December 31, 2013	$1,991	$2,419	$155	$12,831	$4,374	$3,433	$132	$—	$25,335

December 31, 2013
Amount of allowance for loan losses for loans deemed to be impaired	$132	$—	$—	$190	$54	$—	$—	$—	$376
Amount of allowance for loan losses for loans not deemed to be impaired	1,859	2,419	155	12,641	4,320	3,433	132	—	24,959

	$1,991	$2,419	$155	$12,831	$4,374	$3,433	$132	$—	$25,335

Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above	$44	$—	$—	$12	$—	$—	$—	$—	$56

Loans deemed to be impaired	$4,089	$4,002	$21	$10,820	$13,308	$1,232	$—		$33,472
Loans not deemed to be impaired	450,059	284,170	54,478	1,021,588	195,491	245,773	7,225		2,258,784

	$454,148	$288,172	$54,499	$1,032,408	$208,799	$247,005	$7,225		$2,292,256

			Home
	One- to	Multi-	equity lines	Commercial		Commercial
	four-family	family	of credit	real estate	Construction	business	Consumer	Unallocated	Total
	(In thousands)
December 31, 2012
Amount of allowance for loan losses for loans deemed to be impaired	$128	$90	$—	$204	$227	$—	$—	$—	$649
Amount of allowance for loan losses for loans not deemed to be impaired	2,379	1,341	226	10,201	3,429	2,174	105		19,855

	$2,507	$1,431	$226	$10,405	$3,656	$2,174	$105	$—	$20,504

Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above	$31	$90	$—	$9	$—	$—	$—	$—	$130

Loans deemed to be impaired	$4,486	$5,784	$22	$12,146	$18,319	$424	$—		$41,181
Loans not deemed to be impaired	438,742	173,164	60,885	783,496	154,936	147,390	7,143		1,765,756

	$443,228	$178,948	$60,907	$795,642	$173,255	$147,814	$7,143		$1,806,937

The following table provides information about the Company’s past due and non-accrual loans:

	30-59	60-89	90 Days
	Days	Days	or Greater	Total	Loans on
	Past Due	Past Due	Past Due	Past Due	Non-accrual
	(In thousands)
December 31, 2013
Real estate loans:
Residential real estate:
One- to four-family	$6,203	$1,185	$6,714	$14,102	$17,622
Multi-family	75	—	85	160	—
Home equity lines of credit	2,504	178	744	3,426	2,689
Commercial real estate	314	—	2,742	3,056	8,972
Construction	497	—	11,297	11,794	11,298

Total real estate loans	9,593	1,363	21,582	32,538	40,581
Commercial business loans	284	50	852	1,186	949
Consumer	461	282	—	743	—

Total	$10,338	$1,695	$22,434	$34,467	$41,530

December 31, 2012
Real estate loans:
Residential real estate:
One- to four-family	$3,996	$2,476	$8,990	$15,462	$18,870
Multi-family	—	—	364	364	976
Home equity lines of credit	767	674	754	2,195	2,674
Commercial real estate	1,722	379	3,671	5,772	8,844
Construction	496	—	6,553	7,049	7,785

Total real estate loans	6,981	3,529	20,332	30,842	39,149
Commercial business loans	201	—	318	519	424
Consumer	479	132	—	611	—

Total	$7,661	$3,661	$20,650	$31,972	$39,573

At December 31, 2013 and 2012, the Company did not have any accruing loans past due 90 days or more. Delinquent loans at December 31, 2013 and 2012 included $1.3 million and $2.3 million of loans acquired with evidence of credit deterioration. At December 31, 2013 and 2012, non-accrual loans included $1.2 million and $3.9 million of loans acquired with evidence of credit deterioration.

The following tables provide information with respect to the Company’s impaired loans:

	December 31,
	2013			2012
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
	(In thousands)
Impaired loans without a valuation allowance:
One- to four-family	$2,399	$2,699		$2,157	$2,465
Multi-family	4,002	4,002		5,419	5,893
Home equity lines of credit	21	21		22	22
Commercial real estate	9,327	10,014		9,752	10,054
Construction	12,930	15,926		16,726	17,818
Commercial business loans	1,232	1,635		424	502

Total	29,911	34,297		34,500	36,754

Impaired loans with a valuation allowance:
One- to four-family	1,690	1,806	$132	2,329	2,330	$128
Multi-family	—	—	—	365	482	90
Commercial real estate	1,493	1,493	190	2,394	2,394	204
Construction	378	389	54	1,593	1,787	227

Total	3,561	3,688	376	6,681	6,993	649

Total impaired loans	$33,472	$37,985	$376	$41,181	$43,747	$649

At December 31, 2013, additional funds of $2.9 million are committed to be advanced in connection with impaired construction loans.

	Years Ended December 31,
	2013			2012			2011
			Interest			Interest			Interest
	Average	Interest	Income	Average	Interest	Income	Average	Interest	Income
	Recorded	Income	Recognized	Recorded	Income	Recognized	Recorded	Income	Recognized
	Investment	Recognized	on Cash Basis	Investment	Recognized	on Cash Basis	Investment	Recognized	on Cash Basis
	(In thousands)
One- to four-family	$4,627	$219	$192	$4,510	$245	$196	$5,285	$344	$288
Multi-family	5,694	300	292	8,959	752	717	4,346	428	415
Home equity lines of credit	22	1	1	23	1	1	124	8	8
Commercial real estate	13,010	654	314	14,479	857	498	12,383	959	710
Construction	16,452	1,076	359	23,027	1,428	706	26,849	2,572	1,750
Commercial business loans	958	62	32	674	54	54	690	123	115

Total impaired loans	$40,763	$2,312	$1,190	$51,672	$3,337	$2,172	$49,677	$4,434	$3,286

The following table summarizes the TDRs at the dates indicated:

	December 31,
	2013	2012
	(In thousands)
TDRs on accrual status:
One- to four-family	$2,588	$1,992
Multi-family	109	110
Home equity lines of credit	21	22
Commercial real estate	1,368	1,393
Construction	—	3,319

Total TDRs on accrual status	4,086	6,836

TDRs on non-accrual status:
One- to four-family	1,500	2,493
Commercial real estate	4,309	4,466
Construction	9,489	3,838
Commercial business loans	192	—

Total TDRs on non-accrual status	15,490	10,797

Total TDRs	$19,576	$17,633

The following is a summary of TDRs modified during the periods indicated:

	Years Ended December 31,
	2013			2012			2011
	Number of	Pre- Modification	Post- Modification	Number of	Pre- Modification	Post- Modification	Number of	Pre- Modification	Post- Modification
	Loans	Balance	Balance	Loans	Balance	Balance	Loans	Balance	Balance
	(Dollars In thousands)
Real estate loans:
One- to four-family	2	$391	$391	6	$1,433	$1,433	9	$2,185	$2,185
Multi-family	—	—	—	1	110	110	—	—	—
Commercial real estate	1	207	207	1	1,395	1,395	1	3,450	3,450
Construction	2	2,946	2,946	—	—	—	2	2,237	2,237

Total	5	$3,544	$3,544	8	$2,938	$2,938	12	$7,872	$7,872

The following provides information on how loans were modified as TDRs during the periods indicated:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Adjusted interest rates	$391	$1,433	$5,635
Extended maturity dates	2,946	—	—
Combination of rate and maturity	207	1,505	2,237

Total	$3,544	$2,938	$7,872

For loans modified as TDRs during the year ended December 31, 2013, the Company adjusted the interest rates on two loans with rate adjustments ranging from 1.50% to 2.63% and extended the maturity dates for three loans with extended periods ranging from nine months to 10 years. The loans modified as TDRs during 2012 primarily consisted of a loan with a rate reduction of 4.50% and a maturity extension of 30 years. For the year ended December 31, 2011, loans modified as TDRs included five loans with maturity extensions ranging from 2 years to 16 years and five loans with rate adjustments ranging from 0.46% to 2.46%.

The Company generally places loans modified as TDRs on non-accrual status for a minimum period of six months. Loans modified as TDRs qualify for return to accrual status once they have demonstrated performance with the modified terms of the loan agreement for a minimum of six months and future payments are reasonably assured. TDRs are reported as impaired loans with an allowance established as part of the allocated component of the allowance for loan losses when the discounted cash flows of the impaired loan is lower than the carrying value of that loan. TDRs may be removed from impairment disclosures in the year following the restructure if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar credit at the time of restructuring. At December 31, 2013 and 2012, the allowance for loan losses included an allocated component of $12,000 and $226,000, respectively, with $996,000 and $0 in charge-offs related to the TDRs modified during the years ended December 31, 2013 and 2012, respectively.

The following is a summary of TDRs that defaulted (became 90 days past due) in the first twelve months after restructure:

	Years Ended December 31,
	2013		2012		2011
	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investment	Loans	Investment	Loans	Investment
	(Dollars In thousands)
Real estate loans:
One- to four-family	—	$—	5	$908	3	$812
Construction	1	207	—	—	2	6,031

Total	1	$207	5	$908	5	$6,843

The Company utilizes a nine grade internal loan rating system for multi-family, commercial real estate, construction and commercial loans as follows:

•	Loans rated 1, 2, 3 and 3A: Loans in these categories are considered “pass” rated loans with low to average risk.

•	Loans rated 4 and 4A: Loans in these categories are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

•

Loans rated 5: Loans in this category are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

•

Loans rated 6: Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

•	Loans rated 7: Loans in this category are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all multi-family, commercial real estate, construction and commercial business loans. The Company also engages an independent third-party to review a significant portion of loans within these segments on at least an annual basis. Management uses the results of these reviews as part of its annual review process.

The following tables provide information with respect to the Company’s risk rating:

	December 31,
	2013				2012
	Multi-family				Multi-family
	residential	Commercial		Commercial	residential	Commercial		Commercial
	real estate	real estate	Construction	business	real estate	real estate	Construction	business
	(In thousands)
Loans rated 1 - 3A	$275,711	$1,015,172	$178,980	$245,646	$164,370	$773,844	$125,418	$145,676
Loans rated 4 - 4A	1,665	4,315	—	4	8,455	10,216	29,551	1,582
Loans rated 5	10,796	12,921	29,819	1,355	6,123	11,582	18,286	556
Loans rated 6	—	—	—	—	—	—	—	—
Loans rated 7	—	—	—	—	—	—	—	—

Total	$288,172	$1,032,408	$208,799	$247,005	$178,948	$795,642	$173,255	$147,814

For one- to four-family real estate loans, home equity lines of credit and consumer loans, management uses delinquency reports as the key credit quality indicator.